Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000010464
Account Value [Line Items]
Accumulated Value	$ 9,525	$ 8,667	$ 11,060	$ 9,519	$ 6,331	$ 9,907	$ 14,103	$ 11,841	$ 13,407	$ 13,209	$ 16,917
C000010465
Account Value [Line Items]
Accumulated Value	10,000	9,014	11,416	9,752	6,438	10,000	14,128	11,776	13,232	12,940	16,449
C000010463
Account Value [Line Items]
Accumulated Value	10,000	9,103	11,617	9,995	6,650	10,400	14,808	12,437	14,079	13,866	17,759
C000039064
Account Value [Line Items]
Accumulated Value	9,525	8,788	9,272	9,302	9,526	10,061	11,342	11,736	12,339	11,447	13,251
C000039065
Account Value [Line Items]
Accumulated Value	10,000	9,159	9,594	9,554	9,707	10,180	11,390	11,698	12,214	11,247	12,918
C000038557
Account Value [Line Items]
Accumulated Value	10,000	9,245	9,759	9,785	10,026	10,590	11,939	12,343	12,979	12,041	13,945
C000088408
Account Value [Line Items]
Accumulated Value	2,000,000	1,849,450	1,957,440	1,968,731	2,021,080	2,139,475	2,418,104	2,509,715	2,646,891	2,461,741	2,856,994
C000010439
Account Value [Line Items]
Accumulated Value	9,525	9,589	9,482	9,816	10,358	11,641	11,198	11,195	11,670	10,850	11,808
C000010440
Account Value [Line Items]
Accumulated Value	10,000	9,994	9,808	10,089	10,565	11,784	11,256	11,166	11,557	10,663	11,521
C000010438
Account Value [Line Items]
Accumulated Value	10,000	10,069	9,969	10,329	10,898	12,242	11,779	11,778	12,276	11,417	12,423
C000088407
Account Value [Line Items]
Accumulated Value	2,000,000	2,018,536	1,999,633	2,076,638	2,196,968	2,474,269	2,386,753	2,392,381	2,499,636	2,329,692	2,543,049
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	2,000,000	2,357,922	2,696,851	2,977,793	3,201,279	4,507,213	4,028,737	4,818,129	6,001,274	6,911,288	8,454,232
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index
Account Value [Line Items]
Accumulated Value	2,000,000	2,357,922	2,696,851	2,977,793	3,201,279	4,507,213	4,028,737	4,818,129	6,001,274	6,911,288	8,454,232
S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,098	11,831	10,471	6,922	10,893	15,799	13,553	15,587	15,627	20,376
S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,098	11,831	10,471	6,922	10,893	15,799	13,553	15,587	15,627	20,376
S&P Goldman Sachs Commodity Index
Account Value [Line Items]
Accumulated Value	10,000	9,098	11,831	10,471	6,922	10,893	15,799	13,553	15,587	15,627	20,376
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,049	10,186	10,421	10,591	10,601	10,619	11,000	11,594	12,137	12,603
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,049	10,186	10,421	10,591	10,601	10,619	11,000	11,594	12,137	12,603
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,049	10,186	10,421	10,591	10,601	10,619	11,000	11,594	12,137	12,603
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	2,000,000	2,009,724	2,037,104	2,084,221	2,118,170	2,120,167	2,123,727	2,200,046	2,318,882	2,427,414	2,520,607
HFRX Global Hedge Fund Index
Account Value [Line Items]
Accumulated Value	10,000	10,600	10,862	10,650	10,979	12,298	11,669	11,822	12,462	13,054	14,315
HFRX Global Hedge Fund Index
Account Value [Line Items]
Accumulated Value	10,000	10,600	10,862	10,650	10,979	12,298	11,669	11,822	12,462	13,054	14,315
HFRX Global Hedge Fund Index
Account Value [Line Items]
Accumulated Value	10,000	10,600	10,862	10,650	10,979	12,298	11,669	11,822	12,462	13,054	14,315
HFRX Global Hedge Fund Index
Account Value [Line Items]
Accumulated Value	$ 2,000,000	$ 2,120,031	$ 2,172,471	$ 2,130,079	$ 2,195,866	$ 2,459,613	$ 2,333,708	$ 2,364,317	$ 2,492,455	$ 2,610,802	$ 2,862,973